Risk Management - Disclosure of movement in gross exposure for loan commitment and financial guarantees (Details) - Loan commitments and financial guarantees - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gross exposure
Loan commitments and financial guarantee contracts
Net transfers between stages	£ 0	£ 0
Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	67	54
Net transfers between stages	0	0
Business activity in the year	24	26
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)	4
Limit management and final repayments	(48)	(17)
Closing/Ending balance	42	67
Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	111,271	73,767
Net transfers between stages	0	0
Business activity in the year	17,587	34,604
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(5,632)	9,204
Limit management and final repayments	(11,815)	(6,304)
Closing/Ending balance	111,411	111,271
Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	4,640	3,773
Business activity in the year	1,261	1,743
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(907)	(67)
Limit management and final repayments	(1,403)	(809)
Closing/Ending balance	3,591	4,640
Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	229,905	211,801
Business activity in the year	57,227	48,352
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,861	33,936
Limit management and final repayments	(57,742)	(64,184)
Closing/Ending balance	233,251	229,905
ECL
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
ECL | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
ECL | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	87	58
Net transfers between stages	0	0
Business activity in the year	22	47
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8	6
Limit management and final repayments	(32)	(24)
Closing/Ending balance	85	87
ECL | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	7	0
Limit management and final repayments	0	0
Closing/Ending balance	7	0
ECL | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	445	441
Business activity in the year	72	86
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(59)	17
Limit management and final repayments	(77)	99
Closing/Ending balance	381	445
Stage 1 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	61	53
Net transfers between stages	0	(5)
Business activity in the year	24	26
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3	4
Limit management and final repayments	(47)	(17)
Closing/Ending balance	41	61
Stage 1 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	109,291	71,074
Net transfers between stages	(1,432)	(1,169)
Business activity in the year	17,403	34,269
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,260)	11,076
Limit management and final repayments	(11,368)	(5,959)
Closing/Ending balance	109,634	109,291
Stage 1 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	4,497	3,725
Net transfers between stages	(125)	(130)
Business activity in the year	1,260	1,742
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(828)	(44)
Limit management and final repayments	(1,358)	(796)
Closing/Ending balance	3,446	4,497
Stage 1 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	205,220	181,862
Net transfers between stages	2,371	5,981
Business activity in the year	54,918	44,053
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,567	27,630
Limit management and final repayments	(53,662)	(54,306)
Closing/Ending balance	212,414	205,220
Stage 1 | ECL | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Stage 1 | ECL | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	41	29
Net transfers between stages	31	24
Business activity in the year	12	22
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(29)	(28)
Limit management and final repayments	(7)	(6)
Closing/Ending balance	48	41
Stage 1 | ECL | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5	0
Limit management and final repayments	0	0
Closing/Ending balance	5	0
Stage 1 | ECL | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	193	174
Net transfers between stages	22	66
Business activity in the year	27	30
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(102)	(48)
Limit management and final repayments	(26)	29
Closing/Ending balance	114	193
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	1	0
Net transfers between stages	0	1
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	(1)	0
Closing/Ending balance	0	1
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	1,973	2,683
Net transfers between stages	1,423	1,166
Business activity in the year	183	334
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,365)	(1,866)
Limit management and final repayments	(447)	(344)
Closing/Ending balance	1,767	1,973
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	79	47
Net transfers between stages	98	67
Business activity in the year	1	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(29)	(27)
Limit management and final repayments	(33)	(9)
Closing/Ending balance	116	79
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	23,873	28,901
Net transfers between stages	(2,366)	(5,978)
Business activity in the year	2,270	4,273
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	67	6,233
Limit management and final repayments	(3,809)	(9,556)
Closing/Ending balance	20,035	23,873
Lifetime expected credit losses | Stage 2 | ECL | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 2 | ECL | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	45	28
Net transfers between stages	(31)	(24)
Business activity in the year	10	25
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	37	34
Limit management and final repayments	(25)	(18)
Closing/Ending balance	36	45
Lifetime expected credit losses | Stage 2 | ECL | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2	0
Limit management and final repayments	0	0
Closing/Ending balance	2	0
Lifetime expected credit losses | Stage 2 | ECL | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	230	246
Net transfers between stages	(22)	(64)
Business activity in the year	43	54
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	20	60
Limit management and final repayments	(46)	66
Closing/Ending balance	225	230
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	5	1
Net transfers between stages	0	4
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)	0
Limit management and final repayments	0	0
Closing/Ending balance	1	5
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	7	10
Net transfers between stages	9	3
Business activity in the year	1	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7)	(6)
Limit management and final repayments	0	(1)
Closing/Ending balance	10	7
Lifetime expected credit losses | Stage 3 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	64	1
Net transfers between stages	27	63
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(50)	4
Limit management and final repayments	(12)	(4)
Closing/Ending balance	29	64
Lifetime expected credit losses | Stage 3 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	812	1,038
Net transfers between stages	(5)	(3)
Business activity in the year	39	26
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	227	73
Limit management and final repayments	(271)	(322)
Closing/Ending balance	802	812
Lifetime expected credit losses | Stage 3 | ECL | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 | ECL | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	1	1
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	1	1
Lifetime expected credit losses | Stage 3 | ECL | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 | ECL | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	22	21
Net transfers between stages	0	(2)
Business activity in the year	2	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	23	5
Limit management and final repayments	(5)	4
Closing/Ending balance	£ 42	£ 22